SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)
Valuation Allowance [Line Items]
As of December 31, 2021 and January 1, 2022		$ 3,316,000		$ 3,351,000
Deferred tax assets, Beginning balance		6,162,000		6,159,000
As of December 31, 2022	$ 629,000	4,903,000		3,316,000
Deferred tax assets, ending balance		11,961,000		6,162,000
Accumulated Losses Carry Forward [Member]
Valuation Allowance [Line Items]
As of December 31, 2021 and January 1, 2022				913,000
Credit to the statement of operations				(37,000)
Effect of net operating loss		11,961,000		6,162,000
Less: valuation allowance		(11,961,000)		(6,162,000)
Reallocation				(876,000)
Exchange difference
Less: valuation allowance		(11,961,000)		(6,162,000)
As of December 31, 2022
Allowance Of Doubtful Accounts [Member]
Valuation Allowance [Line Items]
As of December 31, 2021 and January 1, 2022		3,316,000		2,438,000
Credit to the statement of operations		1,942,000		793,000
Effect of net operating loss
Less: valuation allowance
Reallocation
Exchange difference		(355,000)		85,000
Less: valuation allowance
As of December 31, 2022		4,903,000		3,316,000
Deferred Tax Assets Valuation [Member]
Valuation Allowance [Line Items]
As of December 31, 2021 and January 1, 2022		3,316,000		3,351,000
Deferred tax assets, Beginning balance	425,000		$ 430,000
Credit to the statement of operations		1,942,000		756,000
Reallocation	249		97
Effect of net operating loss	1,533	11,961,000	790	6,162,000
Less: valuation allowance		(11,961,000)	(790)	(6,162,000)
Reallocation			(112)	(876,000)
Exchange difference		(355,000)		85,000
Exchange difference			10,000
Less: valuation allowance	(1,533)	(11,961,000)	(790)	(6,162,000)
As of December 31, 2022		4,903,000		3,316,000
Deferred tax assets, ending balance	629,000		425,000
Recognition Of Intangible Assets Arised On Business Combination [Member]
Valuation Allowance [Line Items]
Deferred tax liabilities, Beginning balance		88,798,000		94,390,000
Reallocation		(7,845,000)		(6,917,000)
Reallocation				(876,000)
Exchange difference		(7,226,000)		2,201,000
Deferred tax liabilities, ending balance		73,727,000		88,798,000
Effect Of With holding Tax On Distributable Profits of Subsidiaries [Member]
Valuation Allowance [Line Items]
Deferred tax liabilities, Beginning balance		1,307,000		1,307,000
Reallocation
Reallocation
Exchange difference
Deferred tax liabilities, ending balance		1,307,000		1,307,000
Deferred Tax Liabilities Valuation [Member]
Valuation Allowance [Line Items]
Deferred tax liabilities, Beginning balance	11,552,000	90,105,000	12,269,000	95,697,000
Reallocation	(1,006)	(7,845,000)	(887)	(6,917,000)
Reallocation			(112)	(876,000)
Exchange difference	(926,000)	(7,226,000)	282,000	2,201,000
Deferred tax liabilities, ending balance	$ 9,620,000	$ 75,034,000	$ 11,552,000	$ 90,105,000